Reporting Segments - Schedule of Assets and Liabilities (Detail) - CLP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of geographical areas [line items]
Cash and deposits in banks	$ 3,089,072	$ 1,009,681
Cash items in process of collection	173,192	231,305
Financial instruments at fair value through profit or loss	582,710	183,702
Financial instruments at fair value through other comprehensive income	3,970,899	3,598,890
Loans and accounts receivable at amortized cost and interbank loans	21,583,229	22,311,093
Investment in associates	7,149	9,605
Financial instruments at amortized cost	111,542	115,658
Investments under resale agreements	105,580	75,975
Financial derivative contracts	3,982,803	3,154,957
Intangible assets	718,683	1,574,433
Property, plant and equipment	80,615	95,080	$ 95,564
Right of use asset under lease agreements	146,008	167,441	176,795
Current taxes	64,699	85,516
Deferred taxes	312,556	208,657
Other assets	542,633	770,861
Other non-current assets held for sale	15,078	17,202
TOTAL ASSETS	35,486,448	33,610,056
LIABILITIES
Deposits and other demand liabilities	6,197,406	4,873,448
Cash in process of being cleared	154,232	164,573
Obligations under repurchase agreements	638,851	559,457
Time deposits and other time liabilities	11,433,064	11,620,187
Financial derivative contracts	3,673,591	2,938,034
Interbank borrowings	3,798,978	2,646,756
Debt instruments issued	6,204,856	6,408,356
Other financial liabilities	13,123	12,966
Lease contracts liabilities	151,885	172,924	$ 176,795
Current taxes	1,766	13
Deferred taxes	237	263
Provisions	135,090	177,827
Other liabilities	700,034	708,914
Liabilities directly associated with non-current assets held for sale	0	0
TOTAL LIABILITIES	33,103,113	30,283,718
Goodwill generated in business combination	492,512	1,194,331
Chile [member]
Disclosure of geographical areas [line items]
Cash and deposits in banks	2,761,202	610,901
Cash items in process of collection	173,099	230,595
Financial instruments at fair value through profit or loss	145,671	112,224
Financial instruments at fair value through other comprehensive income	3,353,241	2,751,959
Loans and accounts receivable at amortized cost and interbank loans	17,503,371	17,651,839
Investment in associates	7,149	5,833
Financial instruments at amortized cost	7,202	30,123
Investments under resale agreements	84,173	46,686
Financial derivative contracts	3,817,286	3,061,530
Intangible assets	682,695	1,154,457
Property, plant and equipment	56,756	73,169
Right of use asset under lease agreements	117,513	128,868
Current taxes	44,976	30,773
Deferred taxes	264,668	200,747
Other assets	453,702	699,679
Other non-current assets held for sale	10,818	10,291
TOTAL ASSETS	29,483,522	26,799,674
LIABILITIES
Deposits and other demand liabilities	3,939,501	2,765,496
Cash in process of being cleared	154,231	164,573
Obligations under repurchase agreements	399,593	499,136
Time deposits and other time liabilities	9,984,010	9,700,785
Financial derivative contracts	3,494,611	2,839,914
Interbank borrowings	3,393,160	1,883,900
Debt instruments issued	5,472,392	5,687,763
Other financial liabilities	13,123	12,966
Lease contracts liabilities	125,265	137,334
Current taxes	596	13
Provisions	33,310	88,579
Other liabilities	619,955	653,786
Liabilities directly associated with non-current assets held for sale	0	0
TOTAL LIABILITIES	27,629,747	24,434,245
Colombia [member]
Disclosure of geographical areas [line items]
Cash and deposits in banks	327,870	398,780
Cash items in process of collection	93	710
Financial instruments at fair value through profit or loss	437,039	71,478
Financial instruments at fair value through other comprehensive income	617,658	846,931
Loans and accounts receivable at amortized cost and interbank loans	4,079,858	4,659,254
Investment in associates		3,772
Financial instruments at amortized cost	104,340	85,535
Investments under resale agreements	21,407	29,289
Financial derivative contracts	165,517	93,427
Intangible assets	35,988	419,976
Property, plant and equipment	23,859	21,911
Right of use asset under lease agreements	28,495	38,573
Current taxes	19,723	54,743
Deferred taxes	47,888	7,910
Other assets	88,931	71,182
Other non-current assets held for sale	4,260	6,911
TOTAL ASSETS	6,002,926	6,810,382
LIABILITIES
Deposits and other demand liabilities	2,257,905	2,107,952
Cash in process of being cleared	1
Obligations under repurchase agreements	239,258	60,321
Time deposits and other time liabilities	1,449,054	1,919,402
Financial derivative contracts	178,980	98,120
Interbank borrowings	405,818	762,856
Debt instruments issued	732,464	720,593
Lease contracts liabilities	26,620	35,590
Current taxes	1,170
Deferred taxes	237	263
Provisions	101,780	89,248
Other liabilities	80,079	55,128
Liabilities directly associated with non-current assets held for sale	0	0
TOTAL LIABILITIES	$ 5,473,366	$ 5,849,473